Fair values of financial assets and financial liabilities - Hierarchy (Details) - Recurring - AUD ($) $ in Millions	Mar. 31, 2024	Sep. 30, 2023	Mar. 31, 2023
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	$ 139,139	$ 125,763	$ 123,419
Financial liabilities measured at fair value	93,372	87,058	86,664
Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	51,273	47,220	48,769
Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	20,276	11,969	11,449
Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	18,417	24,647	20,791
Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	3,406	3,222	5,655
Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	33,943	30,507	30,474
Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	15,795	21,343	20,346
Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	89,387	73,894	72,469
Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	14	19	130
Level 1
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	10,123	10,115	13,807
Financial liabilities measured at fair value	2,051	1,742	1,373
Level 1 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	2,040	1,714	1,361
Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	11	28	12
Level 1 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	5,069	4,468	10,885
Level 1 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	24	27	17
Level 1 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	5,030	5,620	2,905
Level 2
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	128,511	115,139	109,151
Financial liabilities measured at fair value	91,227	85,301	85,237
Level 2 | Deposits and other borrowings
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	51,273	47,220	48,769
Level 2 | Other financial liabilities
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	18,236	10,255	10,088
Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	18,312	24,604	20,725
Level 2 | Debt issues
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	3,406	3,222	5,655
Level 2 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	28,866	26,012	19,578
Level 2 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	15,748	21,290	20,317
Level 2 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	83,897	67,833	69,150
Level 2 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value		4	106
Level 3
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	505	509	461
Financial liabilities measured at fair value	94	15	54
Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial liabilities measured at fair value	94	15	54
Level 3 | Trading securities and financial assets measured at FVIS
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	8	27	11
Level 3 | Derivative financial instruments
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	23	26	12
Level 3 | Investment securities
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	460	441	414
Level 3 | Loans
Fair values of financial assets and financial liabilities
Financial assets measured at fair value	$ 14	$ 15	$ 24